Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-vested, shares (in shares)	72,100	56,745	37,255
Non-vested, weighted average grant date fair value (in dollars per share)	$ 15.67	$ 5.1	$ 8.81
Granted, shares (in shares)	58,600	49,650	44,900
Granted, weighted average grant date fair value (in dollars per share)	$ 13.95	$ 20.81	$ 4.3
Vested, shares (in shares)	(47,750)	(34,295)	(24,096)
Vested, weighted average grant date fair value (in dollars per share)	$ 14.48	$ 5.62	$ 9.11
Forfeited, shares (in shares)			(1,314)
Forfeited, weighted average grant date fair value (in dollars per share)			$ 9.36
Non-vested, shares (in shares)	82,950	72,100	56,745
Non-vested, weighted average grant date fair value (in dollars per share)	$ 15.14	$ 15.67	$ 5.1